INVESTMENTS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2011
INVESTMENTS AND OTHER ASSETS
INVESTMENTS AND OTHER ASSETS

NOTE 12. INVESTMENTS AND OTHER ASSETS

The principal components of investments and other assets in our accompanying Consolidated Balance Sheets are as follows:

	December 31,
	2011	2010
Marketable debt securities	$22	$26
Equity investments in unconsolidated health care entities(1)	23	27
Total investments	45	53
Cash surrender value of life insurance policies	18	18
Long-term deposits	47	49
Land held for expansion, long-term receivables and other assets	46	44
Investments and other assets	$156	$164

(1)         Equity earnings of unconsolidated affiliates are included in net operating revenues in the accompanying Consolidated Statements of Operations and were $8 million and $5 million in the years ended December 31, 2011 and 2010, respectively.

Our policy is to classify investments that may be needed for cash requirements as “available-for-sale.” In doing so, the carrying values of the shares and debt instruments are adjusted at the end of each accounting period to their market values through a credit or charge to other comprehensive income (loss), net of taxes. At both December 31, 2011 and 2010, there were less than $1 million of accumulated unrealized gains on these investments.